Cover	Feb. 03, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Feb. 03, 2023
Entity File Number	001-13126
Entity Registrant Name	FOMO WORLDWIDE, INC.
Entity Central Index Key	0000867028
Entity Tax Identification Number	83-3889101
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	831 W North Ave.
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15233
City Area Code	(630)
Local Phone Number	708-0750
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	FOMC
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true